EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of Issued Capital

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2022: 40,948,082* (December 31, 2021: 40,948,082) common shares, no par value	450,782	450,782	65,351

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.

Schedule of other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2021	787,987	114,236

Deemed distribution to the controlling shareholder	(75,651)	(10,967)
Equity-settled share-based payment	2,311	335
Others	4,463	647

As of December 31, 2021	719,110	104,251

As of January 1, 2022	719,110	104,251

Equity inventive share-based payment (Note 27)	16,209	2,342

As of December 31, 2022	735,319	106,600